Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled	At September 30, 2023 and December 31, 2022, the Common Stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:
Gross proceeds	$100,000,000
Less:
Proceeds allocated to Public Warrants	(11,900,000)
Common Stock issuance costs	(5,322,219)
Plus: Remeasurement of carrying value to redemption value	18,722,219
Common Stock subject to possible redemption as of December 31, 2021	$101,500,000
Less:
Redemption of Common Stock	(57,810,572)
Common Stock redemption payable	(34,198,758)
Plus: Remeasurement of carrying value to redemption value	998,892
Common Stock subject to possible redemption as of December 31, 2022	$10,489,562
Redemption of Common Stock	(4,002,723)
Plus: Remeasurement of carrying value to redemption value	373,770
Common Stock subject to possible redemption as of September 30, 2023	$6,860,609
On December 31, 2022, the Common Stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:
Gross proceeds	$100,000,000
Less:
Proceeds allocated to Public Warrants	(11,900,000)
Common Stock issuance costs	(5,322,219)
Plus: Remeasurement of carrying value to redemption value	18,722,219
Common Stock subject to possible redemption as of December 31, 2021	$101,500,000
Less:
Redemption of Common Stock	(57,810,572)
Common Stock redemption payable	(34,198,758)
Plus: Remeasurement of carrying value to redemption value (net)	998,892
Common Stock subject to possible redemption as of December 31, 2022	$10,489,562

Schedule of Earnings Per Share, Basic and Diluted	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of stock.
	For the three months ended September 30
	2023	2022
	Common Stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss), including remeasurement of temporary equity	$(688,427)	$736,637
Denominator:
Weighted average shares outstanding (as restated)	3,188,035	12,500,000
Basic and dilution net income (loss) per share (as restated)	$(0.22)	$0.06
	For the nine months ended September 30,
	2023	2022
	Common Stock
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss), including remeasurement of temporary equity	$(2,179,935)	$1,690,424
Denominator:
Weighted average shares outstanding	3,407,774	12,500,000
Basic and dilution net income (loss) per share	$(0.64)	$0.14
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of stock.
	For the year ending December 31, 2022	For the period January 25, 2021 (inception) through December 31, 2021
Basic and diluted net income per share:
Numerator:
Allocation of net income	$1,623,367	$2,738,756
Denominator:
Weighted average shares outstanding	12,278,562	4,955,882
Basic and dilution net income per share	$0.13	$0.55

VASO CORPORATION [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenues Disaggregated	The following tables present revenues disaggregated by our business operations and timing of revenue recognition:
	(in thousands)
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$8,849	$—	$—	$8,849	$8,787	$—	$—	$8,787
Software sales and support	1,018	—	—	1,018	1,049	—	—	1,049
Commissions	—	8,837	—	8,837	—	9,237	—	9,237
Medical equipment sales	—	—	714	714	—	—	728	728
Medical equipment service	—	—	31	31	—	—	32	32
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$26,833	$—	$—	$26,833	$26,705	$—	$—	$26,705
Software sales and support	3,743	—	—	3,743	3,153	—	—	3,153
Commissions	—	26,401	—	26,401	—	24,424	—	24,424
Medical equipment sales	—	—	2,036	2,036	—	—	1,696	1,696
Medical equipment service	—	—	94	94	—	—	93	93
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071
	Three Months Ended September 30, 2023				Three Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$9,302	$—	$221	$9,523	$9,220	$—	$84	$9,304
Revenue recognized at a point in time	565	8,837	524	9,926	616	9,237	676	10,529
	$9,867	$8,837	$745	$19,449	$9,836	$9,237	$760	$19,833
	Nine Months Ended September 30, 2023				Nine Months Ended September 30, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$28,180	$—	$462	$28,642	$27,530	$—	$232	$27,762
Revenue recognized at a point in time	2,396	26,401	1,668	30,465	2,328	24,424	1,557	28,309
	$30,576	$26,401	$2,130	$59,107	$29,858	$24,424	$1,789	$56,071
The following tables present revenues disaggregated by our business operations and timing of revenue recognition:
	Year Ended December 31, 2022				Year Ended December 31, 2021
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$35,833	$—	$—	$35,833	$37,861	$—	$—	$37,861
Software sales and support	4,267	—	—	4,267	5,055	—	—	5,055
Commissions	—	37,344	—	37,344	—	29,441	—	29,441
Medical equipment sales	—	—	2,450	2,450	—	—	3,093	3,093
Medical equipment service	—	—	123	123	—	—	129	129
	$40,100	$37,344	$2,573	$80,017	$42,916	$29,441	$3,222	$75,579
	Year Ended December 31, 2022				Year Ended December 31, 2021
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$37,089	$—	$325	$37,414	$38,172	$—	$199	$38,371
Revenue recognized at a point in time	3,011	37,344	2,248	42,603	4,744	29,441	3,023	37,208
	$40,100	$37,344	$2,573	$80,017	$42,916	$29,441	$3,222	$75,579

Schedule of Aggregate Amount of Transaction Price Allocated to Performance Obligations	As of December 31, 2022, the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) for executed contracts approximates $91 million, of which we expect to recognize revenue as follows:
	Fiscal years of revenue recognition
	2023	2024	2025	Thereafter
Unfulfilled performance obligations	$41,882	$14,496	$4,464	$29,697

Schedule of Contract Receivable and Contract Liability Balances	The following table summarizes the Company’s contract receivable and contract liability balances:
	2022	2021
Contract receivables – January 1	15,761	10,200
Contract receivables – December 31	16,316	15,761
Increase (decrease)	555	5,561

Contract liabilities – January 1	26,890	19,375
Contract liabilities – December 31	33,861	26,890
Increase (decrease)	6,971	7,515

Schedule of Company’s Assets Measured at Fair Value	The following table presents information about the Company’s assets measured at fair value as of September 30, 2023 and December 31, 2022:
	(in thousands)
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of September 30, 2023
Assets
Cash equivalents invested in money market funds	$9,706	$—	$—	$9,706
Bank deposits (included in short term investments)	411			411
	$10,117	$—	$—	$10,117
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367
The following table presents information about the Company’s assets measured at fair value as of December 31, 2022 and 2021:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2021
Assets
Cash equivalents invested in money market funds	$802	$—	$—	$802
Bank deposits (included in short term investments)	629			629
	$1,431	$—	$—	$1,431

Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments	The changes in the Company’s allowance for doubtful accounts and commission adjustments are as follows:
	(in thousands) Year ended December 31,
	2022	2021
Beginning Balance	$5,804	$4,208
Provision for losses on accounts receivable	63	132
Direct write-offs, net of recoveries	(159)	(77)
Commission adjustments	1,239	1,541
Ending Balance	$6,947	$5,804

Schedule of Basic to Diluted Shares Used in the Earnings Per Share	A reconciliation of basic to diluted shares used in the earnings per share calculation is as follows:
	(in thousands) Year ended December 31,
	2022	2021
Basic weighted average shares outstanding	173,065	171,688
Dilutive effect of unvested restricted shares	1,591	2,083
Diluted weighted average shares outstanding	174,656	173,771